Institutional | Vanguard S&P Small-Cap 600 Growth Index Fund
Vanguard S&P Small-Cap 600 Growth Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization growth stocks in the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees <br/><br/>(Fees paid directly from your investment)
Shareholder Fees	Institutional Vanguard S&P Small-Cap 600 Growth Index Fund Institutional Shares
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses <br/><br/>(Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Vanguard S&P Small-Cap 600 Growth Index Fund Institutional Shares
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%	[1]
[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Institutional | Vanguard S&P Small-Cap 600 Growth Index Fund | Institutional Shares | USD ($)	8	26	45	103

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the S&P SmallCap 600® Growth Index, which represents the growth companies, as determined by the index sponsor, of the S&P SmallCap 600 Index. The Index measures the performance of small-capitalization growth stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.
Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund’s target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

• Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small companies tend to have greater stock volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund‘s Institutional Shares, which had no assets as of the Fund’s most recent fiscal year-end, the information presented in the bar chart and table reflects the performance of the ETF Shares of Vanguard S&P Small-Cap 600 Growth Index Fund. (ETF Shares are offered through a separate prospectus.) Performance of the Fund’s Institutional Shares would be substantially similar to that of the ETF Shares because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. The bar chart shows how the performance of the Fund’s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund‘s target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard S&P Small-Cap 600 Growth Index Fund ETF Shares
[1]	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2018, was 19.25%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.80% (quarter ended December 31, 2011), and the lowest return for a quarter was –19.68% (quarter ended September 30, 2011).
Average Annual Total Returns for Periods Ended December 31, 2017
Average Annual Total Returns - Institutional - Vanguard S&P Small-Cap 600 Growth Index Fund	1 Year	5 Years	Since Inception	Inception Date
ETF Shares | Based on NAV	14.58%	16.18%	16.82%	Sep. 07, 2010
ETF Shares | Based on NAV Return After Taxes on Distributions	14.30%	15.91%	16.58%	Sep. 07, 2010
ETF Shares | Based on NAV Return After Taxes on Distributions and Sale of Fund Shares	8.41%	13.02%	13.96%	Sep. 07, 2010
ETF Shares | Based on Market Price	14.51%	16.18%	16.82%	Sep. 07, 2010
S&P SmallCap 600 Growth Index (reflects no deduction for fees, expenses, or taxes)	14.79%	16.39%	17.04%	Sep. 07, 2010

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.